Investments in and Advances to, and Transactions with Associated Companies (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified							12 Months Ended
	Nov. 05, 2009 Sumishin Matsushita Financial Services Co., Ltd. [Member]	Mar. 31, 2009 Sumishin Matsushita Financial Services Co., Ltd. [Member]	Mar. 31, 2011 Sumishin Panasonic Financial Services Co., Ltd. [Member]	Sep. 30, 2007 Victor Company of Japan, Ltd. [Member]	Jan. 25, 2011 JVC KENWOOD HD [Member]	Oct. 01, 2008 JVC KENWOOD HD [Member]	Mar. 31, 2011 Associated Companies [Member]	Mar. 31, 2010 Associated Companies [Member]	Mar. 31, 2009 Associated Companies [Member]
Equity method ownership percentage	22.60%	34.00%	15.10%	36.80%	20.00%	27.60%
Retained earnings							39,661	33,489
Other-than-temporary impairment of investments and advances							¥ 8,318	¥ 3,605	¥ 18,121